T. ROWE PRICE GLOBAL TECHNOLOGY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.2%
BUSINESS SERVICES 1.4%
Information Services 1.4%
CoStar Group (1)	113,977	96,711
Total Business Services		96,711
CONSUMER/RETAIL 0.7%
Retail Stores 0.7%
Magazine Luiza (BRL)	3,083,941	49,165
Total Consumer/Retail		49,165
FINANCIAL SERVICES 7.4%
Payments 7.4%
Adyen (EUR) (1)	42,767	78,883
Mastercard, Class A	227,800	77,035
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $6,128 (1)(2)(3)	24,073	6,139
Square, Class A (1)	835,600	135,827
StoneCo, Class A (1)	288,036	15,234
Visa, A Shares	939,000	187,772
Total Financial Services		500,890
HARDWARE 0.1%
Consumer Electronics 0.1%
Pax Labs, Class A, Acquisition Date: 4/18/19,
Cost $9,250 (1)(2)(3)	2,456,552	4,654
Total Hardware		4,654
INDUSTRIALS 1.0%
Automobile Manufacturers 1.0%
Tesla (1)	158,400	67,955
Total Industrials		67,955

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
INTERNET 22.4%
China Internet Media/Advertising 1.3%
Tencent Holdings (HKD)	1,277,700	86,300
		86,300
China Internet Retail 5.6%
Alibaba Group Holding, ADR (1)	1,291,638	379,716
		379,716
Rest of World Internet Media/Advertising 4.6%
Sea, ADR (1)	1,990,461	306,611
		306,611
Rest of World Internet Retail 0.5%
MercadoLibre (1)	28,942	31,329
		31,329
Rest of World Internet Services 1.0%
Delivery Hero (EUR) (1)	591,902	67,915
		67,915
U. S. Internet Media/Advertising 3.9%
Alphabet, Class C (1)	43,508	63,939
Facebook, Class A (1)	758,290	198,596
		262,535
U. S. Internet Retail 5.3%
Amazon. com (1)	114,472	360,441
		360,441
U. S. Internet Services 0.2%
Maplebear dba Instacart, Acquisition Date: 8/7/20,
Cost $3,550 (1)(2)(3)	76,623	3,548
Maplebear dba Instacart, Non-voting, Acquisition Date: 8/7/20,
Cost $185 (1)(2)(3)	4,003	185
Match Group (1)	93,900	10,390
		14,123
Total Internet		1,508,970

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
MEDIA & ENTERTAINMENT 4.1%
Direct-to-Consumer Subscription Services 3.7%
Netflix (1)	506,200	253,115
		253,115
Video Gaming 0.4%
Epic Games, Acquisition Date: 6/18/20, Cost $26,096 (1)(2)(3)	45,385	26,096
		26,096
Total Media & Entertainment		279,211
SEMICONDUCTORS 20.6%
Digital Semiconductors 0.5%
QUALCOMM	256,900	30,232
		30,232
Foundry 3.4%
Taiwan Semiconductor Manufacturing (TWD)	15,195,000	228,595
		228,595
Memory 4.7%
Micron Technology (1)	3,204,400	150,479
Samsung Electronics (KRW)	3,307,982	164,222
		314,701
Microcontrollers 4.0%
Infineon Technologies (EUR)	4,837,948	136,362
NXP Semiconductors	1,090,322	136,083
		272,445
Processors 3.3%
Advanced Micro Devices (1)	1,792,600	146,975
MediaTek (TWD)	3,724,000	78,908
		225,883
Semiconductor Capital Equipment 4.7%
Applied Materials	1,318,100	78,361
ASML Holding (EUR)	402,789	148,780
Lam Research	275,000	91,231
		318,372
Total Semiconductors		1,390,228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

SOFTWARE 39.5%

Back-Office Applications Software 5.6%
Avalara (1)	673,122	85,715
Bill. com Holdings (1)	650,554	65,257
Paylocity Holding (1)	256,300	41,372
Workday, Class A (1)	872,129	187,621
		379,965
Collaboration and Productivity Software 11.3%
Asana, Class A (1)	622,800	17,937
Atlassian, Class A (1)	997,395	181,316
ServiceNow (1)	385,188	186,816
Slack Technologies, Class A (1)	8,152,289	218,971
Zoom Video Communications, Class A (1)	331,891	156,025
		761,065
Design Software 1.2%
Synopsys (1)	379,545	81,215
		81,215
Front-Office Applications Software 8.3%
DocuSign (1)	264,227	56,872
Five9 (1)	766,644	99,418
HubSpot (1)	307,000	89,715
salesforce. com (1)	977,600	245,691
Zendesk (1)	654,304	67,341
		559,037
Industry-Specific Software 4.7%
nCino (1)	51,774	4,125
nCino, Acquisition Date: 9/16/19, Cost $6,388 (1)(3)	293,701	22,232
Procore Technologies, Acquisition Date: 7/15/20,
Cost $1,120 (1)(2)(3)	24,897	1,121
Shopify, Class A (1)	282,185	288,667
		316,145
Infrastructure and Developer Tool Software 6.1%
Databricks, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3)	165,620	7,950
Datadog, Class A (1)	1,064,875	108,788

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

HashiCorp, Acquisition Date: 6/25/20, Cost $2,685 (1)(2)(3)	51,577	2,685
JFrog (1)	63,569	5,381
Microsoft	421,328	88,618
PagerDuty (1)	1,298,090	35,191
Snowflake, Acquisition Date: 3/17/20, Cost $460 (1)(3)	11,864	2,829
Snowflake, Class A (1)	34,703	8,710
Splunk (1)	492,421	92,639
Twilio, Class A (1)	230,143	56,866
		409,657
Security Software 2.3%
Crowdstrike Holdings, Class A (1)	1,137,663	156,224
		156,224
Total Software		2,663,308
Total Common Stocks (Cost $3,985,976)		6,561,092

CONVERTIBLE PREFERRED STOCKS 1.5%
INDUSTRIALS 0.4%

Automobile Manufacturers 0.2%
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $12,197 (1)(2)(3)	787,440	12,197
		12,197
Transportation Technology Services 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $7,375 (1)(2)(3)	85,888	7,375
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $2,272 (1)(2)(3)	82,853	3,767
		11,142
Total Industrials		23,339
INTERNET 0.6%

China Internet Media/Advertising 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $9,606 (1)(2)(3)	194,898	16,093
		16,093

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

U. S. Internet Retail 0.1%
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $5,771 (1)(2)(3)	258,153	3,805
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $1,561 (1)(2)(3)	105,887	1,561
		5,366
U. S. Internet Services 0.3%
Doordash, Series G, Acquisition Date: 11/12/19,
Cost $11,490 (1)(2)(3)	60,570	13,903
Maplebear dba Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(2)(3)	157,469	7,573
		21,476
Total Internet		42,935
SOFTWARE 0.5%

Back-Office Applications Software 0.0%
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $1,264 (1)(2)(3)	551,025	1,186
		1,186
Collaboration and Productivity Software 0.3%
Evernote, Series 4, Acquisition Date: 5/2/12,
Cost $1,338 (1)(2)(3)	111,219	459
Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $866 (1)(2)(3)	66,613	289
Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $9,119 (1)(2)(3)	695,166	12,926
Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $1,531 (1)(2)(3)	116,730	2,171
Uipath, Series E, Acquisition Date: 7/9/20, Cost $380 (1)(2)(3)	20,448	380
		16,225
Industry-Specific Software 0.0%
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $747 (1)(2)(3)	16,598	747
		747
Infrastructure and Developer Tool Software 0.2%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $11,114 (1)(2)(3)	258,785	12,422

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

		Shares	$ Value
(Cost and value in $000s)

HashiCorp, Series E, Acquisition Date: 3/13/20,
Cost $3,368 (1)(2)(3)		58,231	3,368
			15,790
Total Software			33,948
Total Convertible Preferred Stocks (Cost $87,573)			100,222

SHORT-TERM INVESTMENTS 0.8%

MONEY MARKET FUNDS 0.8%

T. Rowe Price Treasury Reserve Fund, 0.12% (4)(5)		55,098,760	55,099

Total Short-Term Investments (Cost $55,099)			55,099

Total Investments in Securities 99.5%
(Cost $4,128,648)			$6,716,413

Other Assets Less Liabilities 0.5%			34,502

Net Assets 100.0%			$6,750,915

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered
	under the Securities Act of 1933 and related rules ("restricted security").
	Acquisition date represents the day on which an enforceable right to acquire
	such security is obtained and is presented along with related cost in the
	security description. The fund has registration rights for certain restricted
	securities. Any costs related to such registration are borne by the issuer. The
	aggregate value of restricted securities (excluding 144A holdings) at period-
	end amounts to $177,661 and represents 2.6% of net assets.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
KRW	South Korean Won
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$181	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Treasury
Reserve Fund	$20,054	¤	¤	$55,099	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $181 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $55,099.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,444,523	$ 1,064,191	$ 52,378	$ 6,561,092
Convertible Preferred Stocks	—	—	100,222	100,222
Short-Term Investments	55,099	—	—	55,099
Total	$5,499,622	$ 1,064,191	$ 152,600	$ 6,716,413

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $9,922,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/20	Period	Purchases	Level 3	9/30/20
Investment in Securities
Common Stocks	$18,804	$(1,632)	$41,593	$(6,387)	$52,378
Convertible
Preferred Stocks	55,466	11,554	33,202	–	100,222
Total	$74,270	$9,922	$74,795	$(6,387)	$152,600